Revenue (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Southland Holdings Llc [Member]
Revenue			$ 1,279,186	$ 1,057,936	$ 1,047,676
Revenue, percentage			100.00%	100.00%	100.00%
Southland Holding Llc [Member]
Revenue	$ 866,627	$ 915,560
Revenue, percentage	100.00%	100.00%
Civil [Member] | Southland Holdings Llc [Member]
Revenue			$ 391,629	$ 368,588	$ 423,698
Revenue, percentage			30.60%	34.80%	40.40%
Civil [Member] | Southland Holding Llc [Member]
Revenue	$ 221,303	$ 293,282
Revenue, percentage	25.50%	32.00%
Transportation [Member] | Southland Holdings Llc [Member]
Revenue			$ 887,557	$ 689,348	$ 623,978
Revenue, percentage			69.40%	65.20%	59.60%
Transportation [Member] | Southland Holding Llc [Member]
Revenue	$ 645,324	$ 622,278
Revenue, percentage	74.50%	68.00%